Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives
Gross amount of recognized assets	$ 325	$ 336
Derivative liabilities eligible for set-off in case of default	(190)	(215)
Net asset exposure	135	121
Reverse repurchase agreements
Gross amount of recognized assets	268	224
Non-cash collateral received	(268)	(224)
Total
Gross amount of recognized assets	593	560
Derivative liabilities eligible for set-off in case of default	(190)	(215)
Non-cash collateral received	(268)	(224)
Net asset exposure	$ 135	$ 121